UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22535

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.
(Exact name of registrant as specified in charter)

2000 AVENUE OF THE STARS 12TH FLOOR LOS ANGELES, CALIFORNIA			90067
(Address of principal executive offices)			(Zip code)

Copies to:

Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067		Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1.  Report to Stockholders.

2

Ares Dynamic Credit Allocation Fund, Inc.
(NYSE: ARDC)

Ares Multi-Strategy Credit Fund, Inc.
(NYSE: ARMF)

Semi-Annual Report

April 30, 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Contents

Letter to Shareholders	2
Fund Profiles & Financial Data	5
Schedules of Investments	7
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Statements of Cash Flows	24
Financial Highlights	25
Notes to Financial Statements	27
Proxy & Portfolio Information	34
Dividend Reinvestment Plans	35
Corporate Information	36
Privacy Notice	37
Directors and Officers	38

Semi-Annual Report 2014

Ares Management Funds

Letter to Shareholders

April 30, 2014 (Unaudited)

Dear Shareholders,

We would like to start by thanking you for your interest and participation in the Ares Dynamic Credit Allocation Fund, Inc. ("ARDC") and the Ares Multi-Strategy Credit Fund, Inc. ("ARMF" individually, a "Fund" or, collectively, the "Funds"). We appreciate the trust and confidence in Ares Management that you have demonstrated through your investment in ARDC and ARMF.

Economic Conditions and Leveraged Finance Market Update

Conditions within the capital markets have remained relatively stable throughout 2014 thus far, fueled by lower than anticipated interest rates, encouraging corporate earnings in the U.S., and a benign default environment. More recently, cooling technical conditions have moderated, as retail outflows and mounting new issuance ease the supply/demand imbalance. With 10-year Treasury yields easing approximately 36 basis points since the beginning of the year, high yield bonds have outperformed both equities and loans on a year-to-date ("YTD") basis with the BofA Merrill Lynch High Yield Master II Index ("H0A0") returning 3.86% compared to 2.56% and 1.53% for equities and loans, measured by the S&P 500 and the Credit Suisse Leveraged Loan Index ("CSLLI"), respectively.

U.S. economic expansion for the first quarter of 2014 fell short of expectations and likely contracted for the first time in three years, primarily due to an inclement harsh winter and recently reported misses in U.S. exports and other economic indicators. The government initially reported that the economy practically stalled in the first three months of 2014, with a preliminary gross domestic product ("GDP") reading of +0.1%. In early May, however, reports on the U.S. trade deficit, construction spending and business inventories have been weaker than Wall Street expected. As a result, economists now predict GDP will be revised down to a modest decline for Q1, which would mark only the second contraction since the most recent recession ended in 2009 (the last negative quarter was in early 2011, when GDP fell by -1.3%).i That said, economists polled by MarketWatch are forecasting a 3.5% advance in Q2 growth as an unusually harsh winter often leads to a spring rebound. Early indications have been supportive, with the U.S. Labor Department reporting 288,000 jobs were created during the month of April, significantly more than the 218,000 economists were expecting. In addition, February and March hiring totals were revised higher and the unemployment rate declined from 6.7% to 6.3%, a stronger than anticipated number and the lowest rate since before the financial crisis. While the boost in job creation helped alleviate anxiety that the lingering effects of the harsh winter remained, the market reaction was muted as investors seem more focused on the manner in which economic data is impacting corporate earnings and monetary policy. Specific to earnings season, overall results have been better than expected considering weather and GDP headwinds, as over half of the 435 companies in the S&P 500 that had reported as of May 8th surprised to the upside on sales and 75% beat on earnings per share ("EPS").ii With respect to monetary policy, late in April the Federal Reserve (the "Fed") decided to extend quantitative easing tapering at the existing pace, reducing the monthly asset purchase program by another $10 billion as was widely expected and continuing the course to have this stimulus program further depleted later this year.

Across the pond, tensions remain high following Russian President Vladimir Putin's annexation of Crimea in April. While the action was condemned by both the U.S. and E.U., speculation still remains over Moscow's future intent for the region. The situation deteriorated further after Russia's foreign minister refused to meet with world leaders in Geneva to resolve the Ukraine crisis. Some have accused Russia of deliberately fueling disorder in Ukraine to disrupt the presidential elections to be held in the former Soviet republic later in May. Despite heightening political tension, European market sentiment has been largely positive, bolstered by new European Central Bank quantitative easing initiatives to support the region's recovering economy. We view Europe as an early cycle recovery play and continue to seek out investments in high quality companies in the region.

As it relates to the structured credit landscape, April 2014 U.S. CLO issuance set a new post-crisis record being the third busiest month ever after August 2006 and November 2006, bringing year-to-date issuance to $35.0bn across 68 deals, according to S&P Capital IQ. We anticipate the strong pace of issuance to continue, as market conditions are supportive and the pipeline is full. In fact, recent activity has led several banks to issue upward revisions in early May of their 2014 forecasts from $60-80bn at year-end to $75-100bn. While CLO arbitrage has been and remains challenging, it has been helped by the recent softness in loans. Market technicals shifted in favor of investors last month as bank loan mutual funds saw consecutive weekly outflows and as the forward calendar expanded to $63.4bn, its highest level since July 2008. Given this encouraging backdrop, investors and managers are proving receptive to new, innovative structures with shorter non-call and reinvestment periods as an alternative to refinancings or repricings.iii On the other side of the arbitrage equation, there is evidence of a deepening CLO AAA buyer base and even some tightening in spreads with several sub-150 basis point prints

Semi-Annual Report 2014

Ares Management Funds

Letter to Shareholders (continued)

April 30, 2014 (Unaudited)

seen in recent weeks. However, given the large amount of primary supply and lack of impending further relief on the Volcker Rule, expectations are low for a meaningful tightening. On the secondary side, CLO prices have softened moderately across the capital structure as investors were focused on strong new issue supply. We continue to remain firm in our view that CLOs continue to provide an attractive source of risk-adjusted returns given the strength in credit fundamentals and a constructive outlook on the economy. From a relative value standpoint, we favor primary to secondary CLO paper today. For additional information about the instruments in which ARDC and ARMF invest, please refer to the Funds' prospectuses.

Despite the recent pullback in investor sentiment due to cooler technical conditions, we believe the backdrop for high yield and bank loans remains supportive given growth is expected to accelerate in 2Q, interest rates are lower than anticipated and the default environment remains benign. With 2014 largely expected by market prognosticators to be a "coupon clipping" year for the asset classes, performance looks to have been front loaded especially when taking into account the inherent price ceiling of each asset class. Looking forward, outperformance will likely be awarded to those managers who focus on credit selection and mistake avoidance with thorough bottom up analysis, a practice that we believe Ares Management does particularly well. Opportunities to source discounted names have largely been limited, however, we believe the probability for market dislocations, be it from an escalation of the Ukrainian conflict, further slowdown in Chinese economic growth or interest rate volatility related to a diversion of Fed policy, remain elevated. We continue to believe credit fundamentals will largely remain strong, but believe additional value will be rewarded to selective credit pickers avoiding the overly aggressive terms without requisite compensation. Overall, we continue to view the non-investment grade credit markets as an attractive asset class for capital deployment given the overall healthy credit environment, current income generation, positioning in the capital structure and a relatively low duration profile.

Ares Dynamic Credit Allocation Fund, Inc.

Ares Dynamic Credit Allocation Fund, Inc. ("ARDC") is a closed-end fund that trades on the New York Stock Exchange under the symbol "ARDC". ARDC's investment objective is to provide an attractive level of total return, primarily through current income and, secondarily, through capital appreciation, by investing in a broad, dynamically-managed portfolio of below investment grade senior secured loans, high yield corporate bonds, and investment grade tranches of collateralized loan obligations. As of April 30, 2014, ARDC held approximately 42% of its Managed Assets in corporate bonds, more than 38% in senior loans, and just over 17% in structured credit, with the balance being in cash. As of April month-end, ARDC's investments included 141 issuers diversified across more than 30 distinct industries (based on Merrill Lynch industry classifications). The top five industry groups represented 44% of total holdings of ARDC while the top ten issuer holdings accounted for less than 15% of total portfolio holdings. ARDC has outperformed the CSLLI and slightly underperformed the H0A0 for the YTD period ending April 30, 2014 on a Net Asset Value ("NAV") basis returning 2.93% versus 1.53% and 3.71% for the CSLLI and H0A0, respectively.

Ares Multi-Strategy Credit Fund, Inc.

Ares Multi-Strategy Credit Fund, Inc. ("ARMF") is a closed-end fund that trades on the New York Stock Exchange under the symbol "ARMF". ARMF's investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation, by investing primarily in a broad, dynamically managed portfolio of below investment grade senior secured loans, high yield corporate bonds, other similar fixed-income instruments, including derivatives, collateralized loan obligations, and other asset backed securities. As of April 30, 2014, ARMF held approximately 41% of its Managed Assets in corporate bonds, 39% in senior loans, just over 13% in CLO debt securities, 2.5% in CLO equity and the balance in cash. As of April month-end, ARMF's investments included 104 issuers diversified across more than 30 distinct industries (based on Merrill Lynch industry classifications). The top five industry groups represented approximately 47% of total holdings of ARMF while the top ten issuer holdings accounted for less than 16% of total portfolio holdings. ARMF has outperformed the CSLLI and has performed in line with the H0A0 for the YTD period ending April 30, 2014 on a Net Asset Value ("NAV") basis returning 3.63% versus 1.53% and 3.71% for the CSLLI and H0A0, respectively.

Semi-Annual Report 2014

Ares Management Funds

Letter to Shareholders (continued)

April 30, 2014 (Unaudited)

In conclusion, we maintain strong conviction in the ARDC and ARMF portfolios and believe both funds continue to be well positioned to take advantage of buying opportunities in the new issue and secondary markets. We continue to believe that the ability to dynamically allocate is critical to successfully navigating an evolving market environment with headline and interest rate driven volatility. Thank you again for your continued support of ARDC and ARMF. If you have any questions about either Fund, please call 1-877-855-3434, or visit the Funds' websites at www.arespublicfunds.com.

Best Regards,

Ares Management

Past performance is not indicative of future results.

i MarketWatch, May 6, 2014.

ii JPMorgan High Yield and Leveraged Loan Research, May 8, 2014.

iii Wells Fargo Structured Products Research: "The CLO Salmagundi: CLOs and Lower Loan Prices," May 1, 2014.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Fund Profile & Financial Data

April 30, 2014 (Unaudited)

Portfolio Characteristics as of 4.30.14

Weighted Average Floating Coupon[1]	5.12%
Weighted Average Bond Coupon[2]	8.77%
Current Distribution Rate[3]	7.67%
Dividend Per Share	$0.117

1 The weighted-average gross interest rates of the pool of loans as of April 30th, 2014.

2 The weighted-average gross interest rates of the pool of bonds at the time the securities were issued.

3 The distribution rate is calculated based on latest declared monthly dividend annualized and divided by the closing market price of the Fund's shares as of April 30th, 2014. The Fund currently estimates that such distributions have been paid entirely from investment income. However, to the extent any portion of the current distribution is paid from sources other than investment income (such as long-term capital gains or return of capital) the source(s) would be disclosed in a Section 19 notice located under the "Investor Documents" section of the Fund's website. These estimates should not be relied on for tax purposes. The Fund will send to investors a Form 1099-DIV for the calendar year that will define how these distributions should be reported for federal income tax purposes. The distribution rate alone is not indicative of Fund performance.

Top 10 Holdings4 as of 4.30.14

Syniverse	1.49%
Doncasters plc	1.46%
Guala Closures S.P.A.	1.37%
Advantage Sales & Marketing Inc.	1.32%
Rite Aid Corp	1.30%
Air Medical Group Holdings LLC	1.29%
Trans Union	1.28%
Hillman Companies	1.27%
Sanitec Ltd Oy	1.26%
Flint Group	1.24%

4 Market value percentage may represent multiple instruments by the named issuer and/or multiple issuers being consolidated to the extent they are owned by the same parent company. These values may be different than the issuer concentrations in certain regulatory filings.

Performance as of 4.30.14

	Market	NAV
Year to Date	4.41%	2.93%
1 Month	1.64%	0.60%
Since Inception*	0.79%	9.06%

*Since Inception of Fund (11/27/2012). Past performance is not indicative of future results. Source: Morningstar

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Since Inception returns assume a purchase of common shares at the initial offering price of $20.00 per share for market price returns or initial net asset value (NAV) of $19.10 per share for NAV returns. Returns for periods of less than one year are not annualized. All distributions are assumed to be reinvested either in accordance with the dividend reinvestment plan (DRIP) for market price returns or NAV for NAV returns.

Portfolio Composition as of 4.30.14

This data is subject to change on a daily basis.

Fixed vs. Floating Rate as of 4.30.14

Industry Allocation5 as of 4.30.14

5 Merrill Lynch ML4 industry classifications weighted by market value. These values may be different than industry classifications in certain regulatory filings.

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Fund Profile & Financial Data

April 30, 2014 (Unaudited)

Portfolio Characteristics as of 4.30.14

Weighted Average Floating Coupon[1]	5.78%
Weighted Average Bond Coupon[2]	8.96%
Current Distribution Rate[3]	8.23%
Dividend Per Share	$0.1525

1 The weighted-average gross interest rates of the pool of loans as of April 30th, 2014.

2 The weighted-average gross interest rates of the pool of bonds at the time the securities were issued.

3 The distribution rate is calculated based on latest declared monthly dividend annualized and divided by the closing market price of the Fund's shares as of April 30th, 2014. The Fund currently estimates that such distributions have been paid entirely from investment income. However, to the extent any portion of the current distribution is paid from sources other than investment income (such as long-term capital gains or return of capital) the source(s) would be disclosed in a Section 19 notice located under the "Investor Documents" section of the Fund's website. These estimates should not be relied on for tax purposes. The Fund will send to investors a Form 1099-DIV for the calendar year that will define how these distributions should be reported for federal income tax purposes. The distribution rate alone is not indicative of Fund performance.

Top 10 Holdings4 as of 4.30.14

Doncasters plc	1.79%
Scandlines GmbH	1.66%
Gala Coral Group Ltd	1.56%
Cent XVIII CLO LP	1.53%
ATLAS IV CLO	1.52%
Air Medical Group Holdings LLC	1.51%
Boparan	1.50%
SNAI S.p.A.	1.49%
Boyd Gaming	1.49%
Hillman Companies	1.47%

4 Market value percentage may represent multiple instruments by the named issuer and/or multiple issuers being consolidated to the extent they are owned by the same parent company. These values may be different than the issuer concentrations in certain regulatory filings.

Performance as of 4.30.14

	Market	NAV
Year to Date	8.01%	3.63%
1 Month	1.78%	0.88%
Since Inception*	-8.54%	3.68%

*Since Inception of Fund (10/28/2013). Past performance is not indicative of future results. Source: Morningstar

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Since Inception returns assume a purchase of common shares at the initial offering price of $25.00 per share for market price returns or initial net asset value (NAV) of $23.88 per share for NAV returns. Returns for periods of less than one year are not annualized. All distributions are assumed to be reinvested either in accordance with the dividend reinvestment plan (DRIP) for market price returns or NAV for NAV returns.

Portfolio Composition as of 4.30.14

This data is subject to change on a daily basis.

Fixed vs. Floating Rate as of 4.30.14

Industry Allocation5 as of 4.30.14

5 Merrill Lynch ML4 industry classifications weighted by market value. These values may be different than industry classifications in certain regulatory filings.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

April 30, 2014 (Unaudited)

Floating Rate Term Loans 54.1%(b)

	Principal Amount	Value(a)
Aerospace & Defense 0.6%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.75%, 07/30/2019	$1,750,000	$1,767,500
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), 5.00%, 11/02/2018	249,204	251,695
		2,019,195
Automobile 1.7%
INA Beteiligungsgesellschaft mbH, Term Loan C (EUR), (Denmark), 4.75%, 01/27/2017	€957,961	1,330,908
TI Group Automotive Systems, LLC, Additional Term Loan, 5.50%, 03/28/2019	$4,487,108	4,498,326
		5,829,234
Banking, Finance & Insurance 0.5%
Asurion, LLC, 2nd Lien Term Loan, 8.50%, 03/03/2021	1,600,000	1,642,000
Broadcasting & Entertainment 1.2%
Numericable US LLC, Term Loan B-1, L+3.75%, 04/23/2020(c)	563,660	562,635
Numericable US LLC, Term Loan B-2, L+3.75%, 04/23/2020(c)	487,553	486,665
Salem Communications Corporation, Term Loan, 4.50%, 03/14/2020	2,876,982	2,876,982
		3,926,282
Business Equipment & Services 2.3%
Redtop Acquisitions, Ltd., Euro Term Loan 1st Lien, (Jersey), 4.75%, 11/22/2020	€750,000	1,047,998
Redtop Acquisitions, Ltd., USD Term Loan 2nd Lien, (Jersey), 8.25%, 06/03/2021	$997,500	1,022,438
Twelve Beeches Sarl, Facility B, (Luxembourg), 5.50%, 08/02/2019	£750,000	1,273,465
Twelve Beeches Sarl, Facility C, (Luxembourg), 5.50%, 08/01/2019	2,500,000	4,248,472
		7,592,373

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Cable & Satellite TV 2.6%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/15/2019	$3,491,250	$3,552,347
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	2,500,000	2,484,375
Virgin Media Investment Holdings, Ltd., C Facility, (Great Britain), 4.50%, 06/05/2020	£1,575,000	2,658,053
		8,694,775
Chemicals, Plastics & Rubber 1.7%
Flint Group Belgium, Tranche B2 Term Facility, (Belgium), 5.65%, 12/30/2016	€1,289,920	1,789,114
Flint Group Belgium, Tranche C2 Term Facility, (Belgium), 5.65%, 12/30/2016	1,854,388	2,572,029
Flint Group, Inc., Facility B9 (2016 Extended), 5.58%, 12/28/2016	$1,523,941	1,525,206
		5,886,349
Consumer Products 1.1%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	2,985,000	2,835,750
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	869,565	830,435
		3,666,185
Diversified & Conglomerate Services 6.6%
Advantage Sales & Marketing, Inc., 2013 Incremental Term Loan 1L, 4.25%, 12/17/2017	3,849,287	3,850,481
Advantage Sales & Marketing, Inc., 2013 Other Term Loan 2L, 8.25%, 06/18/2018	2,387,249	2,403,959
Brickman Group, Ltd., LLC, Term Loan 2nd Lien, 7.50%, 12/17/2021(c)	3,747,750	3,815,697
Information Resources, Inc., Term Loan, 4.75%, 09/30/2020	2,487,500	2,489,565
Language Line, LLC, Tranche B Term Loan, 6.25%, 06/20/2016	1,930,511	1,919,256

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Syncreon Global Finance (U.S.), Inc., Term Loan, 5.25%, 10/28/2020	$1,995,000	$1,993,763
Travelport LLC, Tranche 1 Loan, 9.50%, 01/31/2016	2,500,000	2,576,250
VWR Funding, Inc., Dollar, Term Loan B, 3.40%, 04/03/2017	1,703,373	1,703,986
VWR Funding, Inc., Euro, Term Loan B, 3.77%, 04/03/2017	€987,424	1,374,841
		22,127,798
Electronics 1.9%
Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.00%, 01/15/2021	$3,383,000	3,397,817
New HoldCo., Term Loan B, (Singapore), L+3.25%, 04/16/2021(c)	3,000,000	3,007,920
		6,405,737
Healthcare, Education & Childcare 3.6%
AI Garden B.V., Facility B1, (Netherlands), 4.79%, 02/13/2020	€4,000,000	5,586,771
BSN Medical Luxembourg Finance Holding Sarl, Facility B1B, (Luxembourg), 4.00%, 08/28/2019	$1,100,000	1,097,250
BSN Medical Luxembourg Finance Holding Sarl, Term Loan (EUR), (Luxembourg), 4.25%, 08/28/2019	€2,369,874	3,312,024
Opal Acquisition, Inc., Term B Loan 1st Lien, 5.00%, 11/27/2020	$1,998,921	1,998,921
		11,994,966
Insurance 0.8%
Hub International, Ltd., Initial Term Loan, 4.25%, 10/02/2020	2,786,000	2,780,038
Leisure, Amusement & Entertainment 1.2%
Delta 2 (Lux) Sarl, Facility B2 (USD), (Luxembourg), 4.50%, 04/30/2019	3,945,113	3,950,044

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Machinery (Non-agricultural, Non-construction, Non-electronic) 2.0%
Doncasters U.S., LLC, Term B Loan, 5.50%, 04/09/2020(c)	$3,975,000	$3,981,956
Doncasters U.S., LLC, Term C Loan, 4.75%, 04/09/2020	£990,000	1,677,280
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	$1,241,379	1,241,379
		6,900,615
Manufacturing 1.2%
Alliance Laundry Systems, LLC, Initial Term Loan, 4.25%, 12/10/2018	2,225,873	2,223,090
Alliance Laundry Systems, LLC, Initial Term Loan 2nd Lien, 9.50%, 12/10/2019	1,736,364	1,738,534
		3,961,624
Mining, Steel, Non-Precious Metals 0.7%
Peabody Energy Corporation, Term Loan, 4.25%, 09/24/2020	2,487,500	2,483,943
Oil & Gas 4.9%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019	3,484,994	3,528,556
FTS International, Inc., Term Loan B, L+4.75%, 04/09/2021(c)	1,984,127	1,992,401
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	2,500,000	2,492,200
Seadrill Operating L.P., Initial Term Loan, (Marshall Islands), 4.00%, 02/22/2021	2,317,842	2,303,356
Teine Energy, Ltd., Incremental Term Loan, (Canada), 7.50%, 05/17/2019	3,230,000	3,238,075
Templar Energy, LLC, Term Loan 2nd Lien, 8.00%, 11/25/2020	3,000,000	2,973,750
		16,528,338

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Packaging 0.4%
Signode Industrial Group Lux S.A., Euro Term Loan B, (Luxembourg), L+3.25%, 04/08/2021(c)	€1,000,000	$1,386,289
Personal Transportation 2.3%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	$3,332,062	3,348,722
Air Medical Holdings, LLC, Term Loan, 7.63%, 05/31/2018(g)	2,000,000	1,980,000
Scandlines Aps, Facility B, (Denmark), 4.75%, 11/04/2020	€1,718,750	2,404,023
		7,732,745
Personal, Food & Miscellaneous Services 0.5%
ACOSTA, Inc., Term B Loan, 4.25%, 03/02/2018	$1,000,000	1,000,940
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 04/02/2020(d)	994,975	800,955
		1,801,895
Pipeline 0.9%
Crestwood Holdings, LLC, Tranche B-1 Term Loan, 7.00%, 06/19/2019	2,944,431	2,984,917
Printing & Publishing 3.0%
Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.50%, 06/05/2020	2,000,000	2,013,340
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	2,213,402	1,625,478
Dex Media West, LLC, Loan, 8.00%, 12/30/2016	2,610,884	2,171,942
F&W Media, Inc., Initial Term Loan, L+6.50%, 07/01/2019(c)	2,500,000	2,487,500
Lee Enterprises, Incorporated, Term Loan B, L+6.25%, 03/20/2018(c)	1,914,894	1,918,723
		10,216,983

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Retail Stores 6.6%
CBR Fashion GES.M.B.H., Term B2 Facility, (Denmark), L+4.75%, 04/17/2017(c)	€550,000	$715,249
CBR Textile GmbH, Term C2 Facility, (Germany), L+5.25%, 04/18/2018(c)	550,000	719,063
Harbor Freight Tools USA, Inc., Initial Loans (TL), 4.75%, 07/26/2019	$2,977,500	2,989,857
Hudson's Bay Company, Term Loan 1st Lien, (Canada), 4.75%, 11/04/2020	3,700,000	3,729,489
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	2,977,500	2,953,323
Neiman Marcus Group, Inc., Term Loan, 4.25%, 10/25/2020	4,987,500	4,970,692
Rite Aid Corporation, Term Loan 2nd Lien, 5.75%, 08/21/2020	2,000,000	2,035,000
Rite Aid Corporation, Tranche 2 Term Loan, 4.88%, 06/21/2021(c)	4,075,000	4,115,750
		22,228,423
Service & Equipment 0.2%
RBS Worldpay, Inc., Facility D (B1A Extended), (Great Britain), 6.00%, 11/30/2019	£500,000	850,632
Technology 2.2%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 1st Lien, 4.25%, 07/17/2020	$1,990,000	1,987,015
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	1,500,000	1,510,320
Interactive Data Corporation, Term Loan B, L+3.75%, 04/23/2021(c)	2,135,922	2,128,810
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), 5.75%, 11/29/2019	£1,000,000	1,699,152
		7,325,297

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Telecommunications 1.5%
Eircom Finco Sarl, Extended Term Loan B2, (Luxembourg), L+4.50%, 09/30/2019(c)	€3,815,000	$5,098,341
Utilities 1.3%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018(e)	$279,107	3,257
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	4,245,016	4,294,555
		4,297,812
Waste Management 0.6%
Waste Industries USA, Inc., Term B Loan, 4.25%, 03/17/2017	1,975,000	1,971,702
Total Floating Rate Term Loans (Cost: $180,124,960)		182,284,532

Corporate Bonds 58.7%

Aerospace & Defense 0.7%
Spirit AeroSystems, Inc., 6.75%, 12/15/2020	2,197,000	2,378,253
Banking, Finance & Insurance 3.1%
Innovia Group Finance PLC, 144A, (Great Britain), 5.29%, 03/31/2020(f)	€3,093,000	4,322,631
TransUnion Holding Company, Inc., 9.63%, 06/15/2018(g)	$5,750,000	6,059,062
		10,381,693
Beverage, Food & Tobacco 2.5%
Michael Foods Holding, Inc., 9.75%, 07/15/2018	2,950,000	3,134,375
Michael Foods Holding, Inc., 144A, 8.50%, 07/15/2018(g)	2,000,000	2,085,000
Premier Foods Finance PLC, 144A, (Great Britain), 5.52%, 03/15/2020(f)	£1,476,000	2,506,080
Premier Foods Finance PLC, 144A, (Great Britain), 6.50%, 03/15/2021	477,000	825,678
		8,551,133

Corporate Bonds (continued)

	Principal Amount	Value(a)
Broadcasting & Entertainment 2.1%
Belo Corporation, 7.25%, 09/15/2027	$2,000,000	$2,177,500
Lamar Media Corporation, 144A, 5.38%, 01/15/2024	1,000,000	1,036,250
LIN Television Corporation, 6.38%, 01/15/2021	895,000	941,987
LIN Television Corporation, 8.38%, 04/15/2018	2,338,000	2,466,590
Numericable Group SA, 144A, (France), 6.25%, 05/15/2024(h)	350,000	358,313
		6,980,640
Buildings & Real Estate 2.2%
BMBG Bond Finance S.C.A, 144A, (Luxembourg), 5.33%, 10/15/2020(f)	€1,050,000	1,463,789
Hillman Companies, Inc., 10.88%, 06/01/2018	$5,674,000	6,021,533
		7,485,322
Cable & Satellite TV 4.9%
CCO Holdings, LLC, 7.00%, 01/15/2019	2,750,000	2,904,688
Intelsat Jackson Holdings SA, (Luxembourg), 8.50%, 11/01/2019	2,250,000	2,407,500
Nara Cable Funding, Ltd., 144A, (Ireland), 8.88%, 12/01/2018	805,000	869,400
Unitymedia KabelBW GmbH, 144A, (Denmark), 9.63%, 12/01/2019	€2,500,000	3,762,642
Videotron, Ltee, (Canada), 9.13%, 04/15/2018	$420,000	434,700
Virgin Media Finance PLC, (Great Britain), 8.88%, 10/15/2019	£1,250,000	2,258,543
Ziggo Finance B.V., (Netherlands), 8.00%, 05/15/2018	€2,700,000	4,026,200
		16,663,673
Cargo Transportation 0.6%
Watco Companies, LLC, 144A, 6.38%, 04/01/2023	$2,000,000	2,025,000

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds (continued)

	Principal Amount	Value(a)
Chemicals, Plastics & Rubber 1.1%
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	$3,500,000	$3,543,750
Consumer Products 1.3%
Elizabeth Arden Salon Holdings, Inc., 7.38%, 03/15/2021	4,000,000	4,390,000
Containers, Packaging & Glass 2.2%
Berry Plastics Corporation, 9.50%, 05/15/2018	2,599,000	2,737,527
Reynolds Group Holdings, Inc., 9.00%, 04/15/2019	2,900,000	3,095,750
Reynolds Group Holdings, Inc., 9.88%, 08/15/2019	1,500,000	1,665,000
		7,498,277
Diversified & Conglomerate Manufacturing 0.6%
CommScope, Inc., 144A, 8.25%, 01/15/2019	1,834,000	1,985,305
Diversified & Conglomerate Services 3.8%
Abengoa S.A., 144A, (Spain), 8.88%, 11/01/2017	2,500,000	2,825,000
Affinion Group Holdings, Inc., 7.88%, 12/15/2018	500,000	467,500
Affinion Investments, LLC, 144A, 13.50%, 08/15/2018	3,060,000	3,213,000
Syncreon Holdings, Ltd., 144A, (Netherlands), 8.63%, 11/01/2021	3,000,000	3,108,750
West Corporation, 8.63%, 10/01/2018	3,000,000	3,202,500
		12,816,750
Electronics 2.1%
Syniverse Holdings, Inc., 9.13%, 01/15/2019	6,500,000	7,052,500
Energy 1.2%
Hiland Partners, L.P., 144A, 7.25%, 10/01/2020	3,653,000	3,981,770
Furnishings, Housewares Durable Consumables 2.6%
Masonite International Corporation, 144A, (Canada), 8.25%, 04/15/2021	2,500,000	2,750,000

Corporate Bonds (continued)

	Principal Amount	Value(a)
Sanitec Oyj, 144A, (Finland), 5.04%, 05/15/2018(f)	€4,250,000	$5,954,338
		8,704,338
Grocery 0.8%
Boparan Finance PLC, 144A, (Great Britain), 9.88%, 04/30/2018	£1,500,000	2,716,533
Hotels, Motels, Inns & Gaming 8.4%
Boyd Gaming Corporation, 9.13%, 12/01/2018	$1,100,000	1,179,750
Gala Group Finance PLC, 144A, (Great Britain), 8.88%, 09/01/2018	£618,000	1,110,425
Gala Electric Casinos PLC, 144A, (Great Britain), 11.50%, 06/01/2019	2,250,000	4,106,790
Marina District Finance Company, 9.88%, 08/15/2018	$4,943,000	5,264,295
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	4,000,000	4,300,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/2020	3,000,000	3,279,000
Seneca Gaming Corporation, 144A, 8.25%, 12/01/2018	3,750,000	4,012,500
SNAI S.p.A., 144A, (Italy), 7.63%, 06/15/2018	€2,250,000	3,351,266
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	1,000,000	1,591,809
		28,195,835
Mining, Steel, Non-Precious Metals 1.4%
CONSOL Energy, Inc., 8.00%, 04/01/2017	$2,000,000	2,084,200
CONSOL Energy, Inc., 8.25%, 04/01/2020	1,500,000	1,633,125
Walter Energy, Inc., 144A, 11.00%, 04/01/2020(g)	1,122,000	990,165
		4,707,490
Oil & Gas 6.3%
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	1,081,000	1,151,265
Halcon Resources Corporation, 8.88%, 05/15/2021	3,000,000	3,108,750

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds (continued)

	Principal Amount	Value(a)
Halcon Resources Corporation, 9.75%, 07/15/2020	$1,000,000	$1,070,000
Halcon Resources Corporation, 144A, 9.75%, 07/15/2020	438,000	467,565
MEG Energy Corporation, 144A, (Canada), 7.00%, 12/31/2024	2,500,000	2,650,000
Midstates Petroleum Company, Inc., 9.25%, 06/01/2021	3,500,000	3,578,750
Newfield Exploration Company, 6.88%, 02/01/2020	3,500,000	3,727,500
Plains Exploration and Production Company, 8.63%, 10/15/2019	4,000,000	4,315,000
Quicksilver Resources, Inc., 144A, 11.00%, 07/01/2021	1,000,000	1,063,750
		21,132,580
Packaging 4.0%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	4,630,000	5,046,700
Guala Closures Group S.p.A., 144A, (Italy), 5.66%, 11/15/2019(f)	€380,000	532,613
Guala Closures Group S.p.A., 144A, (Luxembourg), 9.38%, 04/15/2018	4,000,000	5,956,641
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$2,000,000	2,060,000
		13,595,954
Personal Transportation 0.2%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	705,000	761,400
Personal, Food & Miscellaneous Services 0.9%
Pantry, Inc., 8.38%, 08/01/2020	2,650,000	2,862,000
Pipeline 0.6%
Gibson Energy, Inc., 144A, (Canada), 6.75%, 07/15/2021	2,000,000	2,160,000
Retail Stores 0.6%
Petco Animal Supplies, Inc., 144A, 8.50%, 10/15/2017(g)	2,000,000	2,040,400

Corporate Bonds (continued)

	Principal Amount	Value(a)
Service & Equipment 1.2%
Ceridian Corporation, 11.25%, 11/15/2015	$3,887,000	$3,935,588
Telecommunications 3.3%
Digicel Group, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	4,000,000	4,150,200
Level 3 Communications, Inc., 9.38%, 04/01/2019	2,000,000	2,210,000
Wind Acquisition Finance S.A., 144A, (Luxembourg), 5.60%, 04/30/2019(f)	€750,000	1,053,054
Windstream Corporation, 7.75%, 10/15/2020	$1,000,000	1,080,000
Windstream Corporation, 7.75%, 10/01/2021	2,500,000	2,706,250
		11,199,504
Total Corporate Bonds (Cost: $193,797,523)		197,745,688

Collateralized Loan Obligations/
Collateralized Debt Obligations 24.0%(f)

Banking, Finance & Insurance 2.6%
Northwoods Capital X, 144A, (Cayman Islands), 2.94%, 11/04/2025	4,000,000	3,924,564
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.89%, 11/07/2025	3,000,000	2,909,412
WhiteHorse VII, Ltd., 144A, (Cayman Islands), 3.94%, 11/24/2025	2,000,000	1,955,518
		8,789,494
Structured Finance Obligations 21.4%
ALM V Ltd., 144A, (Cayman Islands), 4.74%, 02/13/2023	500,000	500,751
Apidos CLO XII, 144A, (Cayman Islands), 3.28%, 04/15/2025	4,000,000	3,800,924
Apidos CLO XIV, 144A, (Cayman Islands), 3.73%, 04/15/2025	4,000,000	3,895,008
Apidos CLO XV, 144A, (Cayman Islands), 3.48%, 10/20/2025	3,000,000	2,881,602

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Collateralized Loan Obligations/
Collateralized Debt Obligations(f) (continued)

	Principal Amount	Value(a)
Atrium IX, 144A, (Cayman Islands), 3.73%, 02/28/2024	$2,500,000	$2,439,410
Carlyle Global Market Strategies CLO 2012-4, Ltd., 144A, (Cayman Islands), 4.73%, 01/20/2025	4,000,000	4,019,772
Cent XVII CLO, L.P., 144A, (Cayman Islands), 3.74%, 01/30/2025	4,000,000	3,880,968
Dryden Senior Loan Fund XXX, Ltd., 144A, (Cayman Islands), 3.44%, 11/15/2025	1,000,000	957,228
Finn Square CLO, Ltd., 144A, (Cayman Islands), 3.83%, 12/24/2023	4,500,000	4,405,036
Flatiron CLO, 2012-1, Ltd., 144A, (Cayman Islands), 4.73%, 10/25/2024	625,000	626,287
Galaxy XV CLO, Ltd., 144A, (Cayman Islands), 3.63%, 04/15/2025	4,000,000	3,875,648
Galaxy XVI CLO, Ltd., 144A, (Cayman Islands), 3.59%, 11/16/2025	2,000,000	1,926,360
Greywolf CLO II, Ltd., 144A, (Cayman Islands), 4.06%, 04/15/2025	4,000,000	3,972,136
Halcyon Loan Advisors Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.73%, 04/15/2025	4,000,000	3,826,852
ING IM CLO 2011-1, LLC, 144A, (Cayman Islands), 3.53%, 06/22/2021	4,000,000	3,929,884
ING IM CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.73%, 04/15/2024	3,000,000	2,877,684

Collateralized Loan Obligations/
Collateralized Debt Obligations(f) (continued)

	Principal Amount	Value(a)
KVK CLO 2013-1, Ltd., 144A, (Cayman Islands), 4.58%, 04/14/2025	$3,000,000	$3,004,929
Mountain Hawk I CLO, Ltd., 144A, (Cayman Islands), 3.34%, 01/20/2024	3,000,000	2,811,741
Oak Hill Credit Partners VIII, Ltd., 144A, (Cayman Islands), 3.73%, 04/20/2025	4,000,000	3,887,828
OHA Credit Partners VII, Ltd., 144A, (Cayman Islands), 4.24%, 11/20/2023	1,000,000	1,000,063
OHA Loan Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.83%, 07/16/2025	4,000,000	3,898,484
OZLM Funding III, Ltd., 144A, (Cayman Islands), 4.13%, 01/22/2025	2,000,000	1,960,776
Symphony CLO XI, Ltd., 144A, (Cayman Islands), 4.23%, 01/17/2025	2,750,000	2,734,127
Venture XII CDO, Ltd., 144A, (Cayman Islands), 3.08%, 02/28/2024	1,000,000	989,976
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 3.79%, 06/10/2025	4,000,000	3,912,560
		72,016,034
Total Collateralized Loan Obligations/ Collateralized Debt Obligations (Cost: $79,118,789)		80,805,528
Total Investments — 136.8% (Cost: $453,041,272)		$460,835,748
Liabilities in Excess of Other Assets — (36.8%)		(123,860,116)
Net Assets — 100.0%		$336,975,632

Footnotes:

(a)  Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)  Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the "all-in" rate at period end.

(c)  This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)  Security valued at fair value using methods determined in good faith by or under the direction of the Board of Directors.

(e)  Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Footnotes (continued)

(f)  Variable rate coupon, rate shown as of April 30, 2014.

(g)  Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(h)  When-Issued or delayed delivery security based on typical market settlement convention for such security.

  As of April 30, 2014, the aggregate cost of securities for Federal income tax purposes was $453,041,272.
Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$9,583,749
Gross unrealized depreciation	(1,789,273)
Net unrealized appreciation	$7,794,476

Abbreviations:

144A  Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CDO  Collateralized Debt Obligation

CLO  Collateralized Loan Obligation

Currencies:

€  Euro Currency

£  British Pounds

$  U.S. Dollars

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments

April 30, 2014 (Unaudited)

Floating Rate Term Loans 56.2%(b)

	Principal Amount	Value(a)
Aerospace & Defense 0.8%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.75%, 07/30/2019	$800,000	$808,000
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), 5.00%, 11/02/2018	207,670	209,746
		1,017,746
Banking, Finance & Insurance 0.6%
Asurion, LLC, 2nd Lien Term Loan, 8.50%, 03/03/2021	700,000	718,375
Broadcasting & Entertainment 0.6%
Numericable US LLC, Term Loan B-1, L+3.75%, 04/23/2020(c)	375,774	375,090
Numericable US LLC, Term Loan B-2, L+3.75%, 04/23/2020(c)	325,035	324,443
		699,533
Business Equipment & Services 3.5%
Redtop Acquisitions, Ltd., Euro Term Loan 1st Lien, (Jersey), 4.75%, 11/22/2020	€750,000	1,047,998
Redtop Acquisitions, Ltd., USD Term Loan 2nd Lien, (Jersey), 8.25%, 06/03/2021	$1,246,875	1,278,047
Twelve Beeches Sarl, Facility C, (Luxembourg), 5.50%, 08/01/2019	£1,250,000	2,124,236
		4,450,281
Cable & Satellite TV 2.2%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/15/2019	$1,496,250	1,522,434
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	1,250,000	1,242,188
		2,764,622
Consumer Products 1.5%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	1,492,500	1,417,875

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	$500,000	$477,500
		1,895,375
Diversified & Conglomerate Services 5.2%
Advantage Sales & Marketing, Inc., 2013 Other Term Loan 2L, 8.25%, 06/18/2018	265,021	266,877
Brickman Group, Ltd., LLC, Term Loan 2nd Lien, 7.50%, 12/17/2021	2,203,266	2,243,211
Syncreon Global Finance (U.S.), Inc., Term Loan, 5.25%, 10/28/2020	1,496,250	1,495,322
Travelport, LLC, Term Loan, 6.25%, 06/26/2019	1,492,481	1,523,450
Travelport, LLC, Tranche 1 Loan, 9.50%, 01/31/2016	1,000,000	1,030,500
		6,559,360
Electronics 2.9%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.25%, 03/31/2020	829,910	828,615
New HoldCo., Term Loan B, (Singapore), L+3.25%, 04/16/2021(c)	1,300,000	1,303,432
Smart Technologies ULC, Term B Loan, (Canada), 10.50%, 01/31/2018	1,443,750	1,515,938
		3,647,985
Healthcare, Education & Childcare 2.9%
AI Garden B.V., New Facility B1, (Netherlands), 4.79%, 02/13/2020	€1,371,429	1,915,464
Opal Acquisition, Inc., Term B Loan 1st Lien, 5.00%, 11/27/2020	$1,699,671	1,699,671
		3,615,135
Leisure, Amusement & Entertainment 1.0%
Delta 2 (Lux) Sarl, Facility B2 (USD), (Luxembourg), 4.50%, 04/30/2019	1,246,851	1,248,410

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Machinery (Non-agricultural, Non-construction, Non-electronic) 2.6%
Doncasters U.S., LLC, Term B Loan, L+4.25%, 04/09/2020(c)	$850,000	$851,488
Doncasters U.S., LLC, Term C Loan, 4.75%, 04/09/2020	£994,975	1,685,708
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	$689,655	689,655
		3,226,851
Manufacturing 1.2%
Alliance Laundry Systems, LLC, Initial Term Loan, 4.25%, 12/10/2018(c)	1,534,799	1,532,880
Oil & Gas 7.3%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019	1,493,747	1,512,419
FTS International, Inc., Term Loan B, L+4.75%, 04/09/2021(c)	992,063	996,200
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	1,500,000	1,495,320
Seadrill Operating LP, Initial Term Loan, (Marshall Islands), 4.00%, 02/22/2021	993,361	987,153
Teine Energy, Ltd., Incremental Term Loan, (Canada), 7.50%, 05/17/2019	1,744,975	1,749,337
Templar Energy, LLC, Term Loan 2nd Lien, 8.00%, 11/25/2020	2,400,000	2,379,000
		9,119,429
Packaging 0.8%
Signode Industrial Group Lux S.A., Euro Term Loan B, (Luxembourg), L+3.25%, 04/08/2021(c)	€700,000	970,402
Personal Transportation 3.2%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	$995,847	1,000,827
Scandlines Aps, Facility B, (Denmark), 4.75%, 11/04/2020	€2,148,438	3,005,028
		4,005,855

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Personal, Food & Miscellaneous Services 1.9%
ACOSTA, Inc., Term B Loan, 4.25%, 03/02/2018	$425,000	$425,399
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 04/02/2020(d)	2,487,437	2,002,387
		2,427,786
Printing & Publishing 3.3%
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	1,361,396	999,782
Dex Media West, LLC, Loan, 8.00%, 12/30/2016	1,351,738	1,124,484
F&W Media, Inc., Initial Term Loan, 7.75%, 07/01/2019	998,099	993,108
Lee Enterprises, Incorporated, Term Loan B, L+6.25%, 03/20/2018(c)	1,063,830	1,065,958
		4,183,332
Retail Stores 6.2%
Beauty Holding One GmbH, Term Loan C, (Denmark), L+4.50%, 06/03/2020(c)	€1,500,000	2,092,750
CBR Fashion GES.M.B.H., Term B2 Facility, (Denmark), 5.02%, 04/17/2017(c)	851,381	1,107,180
CBR Textile GmbH, Term C2 Facility, (Germany), 5.52%, 04/18/2018(c)	856,471	1,119,740
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	$1,243,734	1,233,635
Rite Aid Corporation, Term Loan 2nd Lien, 5.75%, 08/21/2020	2,170,000	2,207,975
		7,761,280
Service & Equipment 0.7%
RBS Worldpay, Inc., Facility D (B1A Extended), (Great Britain), 6.00%, 11/30/2019	£500,000	850,632

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Floating Rate Term Loans(b) (continued)

	Principal Amount	Value(a)
Technology 4.6%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	$1,500,000	$1,510,320
Avaya Inc., Term B-6 Loan, 6.50%, 03/30/2018	1,491,271	1,483,114
Interactive Data Corporation, Term Loan B, L+3.75%, 04/23/2021(c)	1,067,961	1,064,405
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), 5.75%, 11/29/2019	£1,000,000	1,699,152
		5,756,991
Telecommunications 1.5%
Eircom Finco Sarl, Extended Term Loan B2, (Luxembourg), L+4.50%, 09/30/2019(c)	€1,400,000	1,870,951
Utilities 1.7%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018(e)	$143,190	1,671
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	2,177,818	2,203,234
		2,204,905
Total Floating Rate Term Loans (Cost: $70,083,246)		70,528,116

Corporate Bonds 58.8%

Banking, Finance & Insurance 3.0%
Innovia Group Finance PLC, 144A, (Great Britain), 5.29%, 03/31/2020(f)	€1,550,000	2,166,207
TransUnion Holding Company, Inc., 9.63%, 06/15/2018(g)	$1,500,000	1,580,625
		3,746,832
Beverage, Food & Tobacco 3.4%
Michael Foods Holding, Inc., 9.75%, 07/15/2018	2,000,000	2,125,000
Premier Foods Finance PLC, 144A, (Great Britain), 5.52%, 03/15/2020(f)	£901,000	1,529,795

Corporate Bonds (continued)

	Principal Amount	Value(a)
Premier Foods Finance PLC, 144A, (Great Britain), 6.50%, 03/15/2021	£317,000	$548,722
		4,203,517
Broadcasting & Entertainment 1.3%
LIN Television Corporation, 8.38%, 04/15/2018	$1,312,000	1,384,160
Numericable Group SA, 144A, (France), 6.25%, 05/15/2024(h)	260,000	266,175
		1,650,335
Buildings & Real Estate 2.6%
BMBG Bond Finance S.C.A, 144A, (Luxembourg), 5.33%, 10/15/2020(f)	€475,000	662,190
Hillman Companies, Inc., 10.88%, 06/01/2018	$2,500,000	2,653,125
		3,315,315
Business Equipment & Services 1.5%
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019	€1,250,000	1,924,843
Cable & Satellite TV 3.5%
CCO Holdings, LLC, 7.00%, 01/15/2019	$1,250,000	1,320,312
Intelsat Jackson Holdings SA, (Luxembourg), 8.50%, 11/01/2019	1,250,000	1,337,500
Nara Cable Funding, Ltd., 144A, (Ireland), 8.88%, 12/01/2018	410,000	442,800
Ziggo Finance B.V., 144A, (Netherlands), 8.00%, 05/15/2018	€900,000	1,342,067
		4,442,679
Chemicals, Plastics & Rubber 2.0%
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	$2,500,000	2,531,250
Consumer Products 2.8%
Easton-Bell Sports, Inc., 9.75%, 12/01/2016	1,500,000	1,576,905

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds (continued)

	Principal Amount	Value(a)
Elizabeth Arden Salon Holdings, Inc., 7.38%, 03/15/2021	$1,750,000	$1,920,625
		3,497,530
Containers, Packaging & Glass 2.6%
Berry Plastics Corporation, 9.50%, 05/15/2018	2,100,000	2,211,930
Reynolds Group Holdings, Inc., 9.00%, 04/15/2019	1,000,000	1,067,500
		3,279,430
Diversified & Conglomerate Services 3.4%
Affinion Group Holdings, Inc., 7.88%, 12/15/2018	1,250,000	1,168,750
Affinion Investments, LLC, 144A, 13.50%, 08/15/2018	1,275,000	1,338,750
Syncreon Holdings, Ltd., 144A, (Netherlands), 8.63%, 11/01/2021	750,000	777,188
West Corporation, 8.63%, 10/01/2018	900,000	960,750
		4,245,438
Electronics 2.9%
NeuStar, Inc., 4.50%, 01/15/2023	1,500,000	1,305,000
Syniverse Holdings, Inc., 9.13%, 01/15/2019	2,129,000	2,309,965
		3,614,965
Furnishings, Housewares Durable Consumables 0.4%
Sanitec Oyj, 144A, (Finland), 5.04%, 05/15/2018(f)	€400,000	560,408
Grocery 2.2%
Boparan Finance PLC, 144A, (Great Britain), 9.88%, 04/30/2018	£1,500,000	2,716,533
Hotels, Motels, Inns & Gaming 13.2%
Boyd Gaming Corporation, 9.13%, 12/01/2018	$500,000	536,250
Felcor Lodging, L.P., 10.00%, 10/01/2014	1,500,000	1,546,875
Gala Group Finance Ltd., 144A, (Great Britain), 8.88%, 09/01/2018	£551,000	990,039

Corporate Bonds (continued)

	Principal Amount	Value(a)
Gala Group Finance Ltd., 144A, (Great Britain), 11.50%, 06/01/2019	£1,000,000	$1,825,240
Marina District Finance Company, 9.88%, 08/15/2018	$2,000,000	2,130,000
Mohegan Tribal Gaming Authority, 144A, 11.00%, 09/15/2018	2,000,000	2,005,000
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	2,000,000	2,150,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/2020	1,250,000	1,366,250
Seneca Gaming Corporation, 144A, 8.25%, 12/01/2018	1,250,000	1,337,500
SNAI S.p.A., 144A, (Italy), 7.63%, 06/15/2018	€1,008,000	1,501,367
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	750,000	1,193,857
		16,582,378
Mining, Steel, Non-Precious Metals 1.6%
CONSOL Energy, Inc., 8.00%, 04/01/2017	$1,500,000	1,563,150
Walter Energy, Inc., 144A, 11.00%, 04/01/2020(g)	550,000	485,375
		2,048,525
Oil & Gas 3.9%
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	187,000	199,155
Halcon Resources Corporation, 8.88%, 05/15/2021	1,000,000	1,036,250
Halcon Resources Corporation, 144A, 9.25%, 02/15/2022	1,000,000	1,050,000
Halcon Resources Corporation, 144A, 9.75%, 07/15/2020	217,000	231,647
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020	1,000,000	1,078,750
Newfield Exploration Company, 6.88%, 02/01/2020	1,250,000	1,331,250
		4,927,052
Packaging 5.3%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	1,634,000	1,781,060

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds (continued)

	Principal Amount	Value(a)
Guala Closures Group S.p.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€1,500,000	$2,233,740
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$2,500,000	2,575,000
		6,589,800
Personal Transportation 1.4%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	1,600,000	1,728,000
Service & Equipment 0.8%
Ceridian Corporation, 11.25%, 11/15/2015	1,000,000	1,012,500
Technology 0.4%
Avaya Inc., 144A, 9.00%, 04/01/2019	500,000	516,250
Telecommunications 0.6%
Digicel Group, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	750,000	778,163
Total Corporate Bonds (Cost: $73,496,993)		73,911,743

Collateralized Loan Obligations/
Collateralized Debt Obligations 22.7%

Banking, Finance & Insurance 1.8%
Northwoods Capital X, 144A, (Cayman Islands), 4.84%, 11/04/2025(f)	2,000,000	1,797,732
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 11/07/2025	500,000	472,500
		2,270,232
Structured Finance Obligations 20.9%
AMMC CLO XIII, Ltd., 144A, (Cayman Islands), 5.09%, 01/24/2026(f)	2,000,000	1,839,526
Apidos CLO XVI, 144A, (Cayman Islands), 4.73%, 01/19/2025(f)	2,000,000	1,799,832
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 3.69%, 02/17/2026(f)	1,000,000	944,125

Collateralized Loan Obligations/
Collateralized Debt Obligations (continued)

	Principal Amount	Value(a)
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 4.94%, 02/17/2026(f)	$2,000,000	$1,806,844
Babson CLO, Ltd. 2007-I, 144A, (Cayman Islands), 01/18/2021	1,000,000	800,000
Babson CLO, Ltd. 2013-II, 144A, (Cayman Islands), 4.78%, 01/18/2025(f)	2,000,000	1,821,954
Cent CLO 18, Ltd., 144A, (Cayman Islands), 4.83%, 07/23/2025(f)	3,000,000	2,758,686
Flatiron CLO 2013-1, Ltd., 144A, (Cayman Islands), 5.19%, 01/17/2026(f)	1,750,000	1,630,486
ING IM CLO, 2012-1, Ltd., 144A, (Cayman Islands), 5.43%, 03/14/2022(f)	2,000,000	1,999,900
LCM XIII, L.P., 144A, (Cayman Islands), 01/19/2023	875,000	726,250
Madison Park Funding VII, Ltd., (Cayman Islands), 03/22/2021(d)	700,000	1,155,000
Mountain Hawk CLO, Ltd., 144A, (Cayman Islands), 5.09%, 04/18/2025(f)	2,000,000	1,840,694
Nautique Funding, Ltd., 144A, (Cayman Islands), 04/15/2020	1,300,000	786,500
Oak Hill Credit Partners VI, 144A, (Cayman Islands), 4.54%, 05/15/2023(f)	750,000	685,508
Octagon Investment Partners XVIII, Ltd., 144A, (Cayman Islands), 5.49%, 12/16/2024(f)	2,000,000	1,897,574
OZLM Funding V, Ltd., 144A, (Cayman Islands), 5.03%, 01/17/2026(f)	2,000,000	1,840,458
Symphony CLO IV, Ltd., (Cayman Islands), 07/18/2021	500,000	502,500

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Collateralized Loan Obligations/
Collateralized Debt Obligations (continued)

	Principal Amount	Value(a)
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 5.54%, 06/10/2025(f)	$1,500,000	$1,426,461
		26,262,298
Total Collateralized Loan Obligations/ Collateralized Debt Obligations (Cost: $28,423,229)		28,532,530
Total Investments — 137.7% (Cost: $172,003,468)		$172,972,389
Liabilities in Excess of Other Assets — (37.7%)		(47,362,090)
Net Assets — 100.0%		$125,610,299

Footnotes:

(a)  Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)  Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the "all-in" rate at period end.

(c)  This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)  Security valued at fair value using methods determined in good faith by or under the direction of the Board of Directors.

(e)  Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.

(f)  Variable rate coupon, rate shown as of April 30, 2014.

(g)  Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(h)  When-Issued or delayed delivery security based on typical market settlement convention for such security.

  As of April 30, 2014, the aggregate cost of securities for Federal income tax purposes was $172,003,468.
Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$2,157,553
Gross unrealized depreciation	(1,188,632)
Net unrealized appreciation	$968,921

Abbreviations:

144A  Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO  Collateralized Loan Obligation

Currencies:

€  Euro Currency

£  British Pounds

$  U.S. Dollars

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Ares Dynamic Credit Allocation Fund, Inc.	Ares Multi-Strategy Credit Fund, Inc.
Assets:
Investments, at value (cost $453,041,272 and $172,003,468, respectively)	$460,835,748	$172,972,389
Cash	9,046,270	8,076,916
Cash denominated in foreign currency, at value (cost $7,253,794 and $3,820,452, respectively)	7,303,704	3,855,405
Receivable for securities sold	33,680,574	12,390,944
Interest and principal receivable	5,618,571	2,398,453
Deferred debt issuance cost	130,260	141,117
Prepaid expenses	263,399	47,482
Total assets	516,878,526	199,882,706
Liabilities:
Line of credit outstanding	141,886,912	57,197,248
Payable for securities purchased	37,306,084	16,772,614
Payable for investment advisory fees	395,449	150,164
Payable for interest expense	96,522	42,578
Payable for administration, custodian and transfer agent fees	62,942	9,873
Payable for investor support fees	39,545	18,020
Payable for commitment fee	10,764	39,345
Accrued expenses and other payables	104,676	42,565
Total liabilities	179,902,894	74,272,407
Net assets	$336,975,632	$125,610,299
Net assets consist of:
Paid-in capital	$327,179,012	$123,990,302
Undistributed net income/Distributions in excess of net investment income/(loss)	(643,157)	589,144
Accumulated net realized gain on investments and foreign currency	7,425,581	711,868
Net unrealized appreciation/(depreciation) on investments and foreign currency	3,014,196	318,985
Net assets	$336,975,632	$125,610,299
Common shares:
Shares outstanding (authorized 1 billion shares of each Fund of $0.001 par value)	17,166,012	5,204,200
Net asset value per share	$19.63	$24.14

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Statements of Operations

For the six months ended April 30, 2014 (Unaudited)

	Ares Dynamic Credit Allocation Fund, Inc.	Ares Multi-Strategy Credit Fund, Inc.
Investment income:
Interest	$15,702,214	$5,411,592
Expenses:
Investment advisory fees (Note 6)	2,366,532	797,406
Interest expense (Note 5)	967,583	245,371
Investor support fees (Note 6)	244,456	95,689
Administration, custodian and transfer agent fees (Note 6)	182,977	84,841
Insurance expense	126,109	70,421
Legal fees	107,700	90,850
Amortization of debt issuance cost (Note 5)	97,441	35,927
Audit fees	45,283	42,973
Directors fees	39,671	39,600
Printing expense	38,009	36,208
Commitment fee expense (Note 5)	5,927	9,873
Other expenses	73,135	40,377
Total expenses	4,294,823	1,589,536
Net investment income	11,407,391	3,822,056
Net realized and change in unrealized gain/(loss) on investments and foreign currency
Net realized gain on investments	3,243,944	1,076,041
Net realized gain/(loss) on foreign currency	29,083	(364,173)
Net change in unrealized appreciation/(depreciation) on investments	2,971,463	1,151,457
Net change in unrealized appreciation/(depreciation) on foreign currency	(2,151,790)	(649,936)
Net realized and change in unrealized gain on investments and foreign currency	4,092,700	1,213,389
Total increase in net assets resulting from operations	$15,500,091	$5,035,445

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Statements of Changes in Net Assets

For the periods shown (Unaudited)

	Ares Dynamic Credit Allocation Fund, Inc.		Ares Multi-Strategy Credit Fund, Inc.
	Six Month Period Ended April 30, 2014	Year Ended October 31, 2013(a)	Six Month Period Ended April 30, 2014	Year Ended October 31, 2013(b)
Increase (decrease) in net assets from operations:
Net investment income/(loss)	$11,407,391	$18,680,892	$3,822,056	$(59,134)
Net realized gain on investments and foreign currency	3,273,027	5,541,142	711,868	784
Net change in unrealized appreciation/ (depreciation) on investments and foreign currency	819,673	2,194,523	501,521	(182,536)
Net increase/(decrease) from operations	15,500,091	26,416,557	5,035,445	(240,886)
Distributions to shareholders from:
Net investment income	(12,050,525)	(20,079,948)	(3,174,556)	—
Increase in net assets from operations and distributions	3,449,566	6,336,609	1,860,889	(240,886)
Share transactions:
Proceeds from sale of shares	—	326,879,000	—	123,890,000
Value of distributions reinvested	—	210,457	—	—
Net increase from share transactions	—	327,089,457	—	123,890,000
Total increase (decrease) in net assets	3,449,566	333,426,066	1,860,889	123,649,114
Net Assets, beginning of period	333,526,066	100,000	123,749,410	100,296
Net Assets, end of period	$336,975,632	$333,526,066	$125,610,299	$123,749,410
Undistributed net income/Distributions in excess of net investment income/(loss)	$(643,157)	$—	$589,144	$(58,350)

(a) For the period from November 27, 2012 (commencement of operations) to October 31, 2013.

(b) For the period from October 28, 2013 (commencement of operations) to October 31, 2013.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Statements of Cash Flows

For the six months ended April 30, 2014 (Unaudited)

	Ares Dynamic Credit Allocation Fund, Inc.	Ares Multi-Strategy Credit Fund, Inc.
Operating activities:
Net increase in net assets from operations	$15,500,091	$5,035,445
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(234,904,808)	(272,213,116)
Proceeds from the sale of investments	262,600,760	140,075,029
Amortization and accretion of discounts and premiums, net	(10,536)	246,169
Net realized gain on investments	(3,243,944)	(1,076,041)
Net realized (gain)/loss on foreign currency	(29,083)	364,173
Net change in unrealized appreciation on investments	(2,971,463)	(1,151,457)
Net change in unrealized depreciation on foreign currency	2,151,790	649,936
Changes in operating assets and liabilities:
Receivable for securities sold	(8,218,706)	(12,276,160)
Interest and principal receivable	(72,082)	(1,836,847)
Deferred debt issuance cost	97,440	(141,117)
Prepaid expenses	(263,399)	(47,482)
Payable for securities purchased	(14,662,125)	(22,938,817)
Payable for investment advisory fees	(4,194)	146,760
Payable for interest expense	7,548	42,578
Payable for commitment fee	5,928	39,345
Payable for investor support fees	(8,412)	17,612
Payable for administration, custodian and transfer agent fees	33,123	9,414
Accrued expenses and other payables	(71,138)	(12,298)
Offering costs paid for sale of shares	—	(260,000)
Net cash (used in)/provided by operating activities	15,936,790	(165,326,874)
Financing activities:
Borrowings on line of credit	60,680,090	64,006,796
Paydowns on line of credit	(57,869,945)	(7,463,074)
Distributions paid — common shareholders — net	(12,050,525)	(3,174,556)
Net cash (used in)/provided by financing activities	(9,240,380)	53,369,166
Effect of exchange rate changes on cash	(2,288,160)	(360,267)
Net increase/(decrease) in cash	4,408,250	(112,317,975)
Cash:
Beginning of period	11,941,724	124,250,296
End of period	$16,349,974	$11,932,321
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$960,035	$202,793

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.

Financial Highlights

For the periods shown (Unaudited)

	Six Month Period Ended April 30, 2014		Year Ended October 31, 2013(a)
Net asset value, beginning of period	$19.43		$19.10
Income from investment operations:
Net investment income	0.66		1.09
Net realized and change in unrealized gain	0.24		0.45
Total from investment operations	0.90		1.54
Less distributions declared to shareholders:
From net investment income	(0.70)		(1.17)
Capital share transactions:
Common share offering costs charged to paid-in capital	—		(0.04)
Net asset value common shares, end of period	$19.63		$19.43
Market value common shares, end of period	$18.30		$18.05
Net asset value total return(b)	4.70	%(c)	8.04	%(c)
Market value total return(d)	5.38	%(c)	(4.03	)%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)	$336,976		$333,526
Expenses, inclusive of interest expense and amortization of debt issuance costs	2.58	%(e)	2.18	%(c)
Expenses, exclusive of interest expense and amortization of debt issuance costs	1.94	%(e)	1.74	%(c)
Net investment income	6.85	%(e)	5.74	%(c)
Portfolio turnover rate	53.47	%(c)	189.46	%(c)

(a)  For the period from November 27, 2012 (commencement of operations) to October 31, 2013.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan.

(c)  Not annualized.

(d)  Based on market value per share (beginning market value common shares $20.00). Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan.

(e)  The ratios for periods of less than one full year are annualized.

Semi-Annual Report 2014

Ares Multi-Strategy Credit Fund, Inc.

Financial Highlights

For the periods shown (Unaudited)

	Six Month Period Ended April 30, 2014		Year Ended October 31, 2013(a)
Net asset value, beginning of period	$23.78		$23.88
Income from investment operations:
Net investment income	0.73		(0.01)
Net realized and change in unrealized gain	0.24		(0.04)
Total from investment operations	0.97		(0.05)
Less distributions declared to shareholders:
From net investment income	(0.61)		—
Capital share transactions:
Common share offering costs charged to paid-in capital	—		(0.05)
Net asset value common shares, end of period	$24.14		$23.78
Market value common shares, end of period	$22.24		$24.39
Net asset value total return(b)	3.98	%(c)	(0.29	)%(c)
Market value total return(d)	(6.25	)%(c)	(2.44	)%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)	$125,610		$123,749
Expenses, inclusive of interest expense and amortization of debt issuance costs	2.57	%(e)	0.05	%(c)
Expenses, exclusive of interest expense and amortization of debt issuance costs	2.12	%(e)	0.05	%(c)
Net investment income	6.18	%(e)	(0.05	)%(c)
Portfolio turnover rate	89.18	%(c)	0.30	%(c)

(a)  For the period from October 28, 2013 (commencement of operations) to October 31, 2013.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan.

(c)  Not annualized.

(d)  Based on market value per share (beginning market value common shares $25.00). Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan.

(e)  The ratios for periods of less than one full year are annualized.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Notes to Financial Statements

April 30, 2014 (Unaudited)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. ("ARDC") and Ares Multi-Strategy Credit Fund, Inc. ("ARMF") (individually, a "Fund" or, collectively, the "Funds") are corporations incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as closed-end, non-diversified, management investment companies, and intend to qualify to be treated as Regulated Investment Companies under Subchapter M of the Internal Revenue Code of 1986, as amended. ARDC and ARMF commenced operations on November 27, 2012 and October 28, 2013, respectively. Ares Capital Management II LLC (the "Adviser") serves as the investment adviser to the Funds. The Funds' common shares are listed on the New York Stock Exchange and trade under the ticker symbols "ARDC" and "ARMF", respectively.

Investment Objective

ARDC's investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans ("Senior Loans") made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds ("Corporate Bonds") that are expected to be primarily high yield issues rated below investment grade, and (iii) debt securities ("CLO Debt Securities") issued by entities commonly referred to, and referred to herein, as collateralized loan obligations ("CLOs"). The Adviser will dynamically allocate the Fund's portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund's portfolio.

ARMF's investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans ("Senior Loans") made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds ("Corporate Bonds") that are expected to be primarily high yield issues rated below investment grade, and (iii) securities issued by entities commonly referred to, and referred to herein, as collateralized loan obligations ("CLOs") including investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund's portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund's portfolio.

(2) Significant Accounting Policies

Accounting Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Funds have entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements ("Unfunded loan commitments"). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of April 30, 2014, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $279,107 and $143,190 for ARDC and ARMF, respectively.

Interest Income

Interest income is recorded on an accrual basis to the extent that such amounts are expected to be collected, and adjusted for accretion of discounts and amortization of premiums. The Funds may have investments that contain payment-in-kind ("PIK") provisions. The PIK interest, computed at the contractual rate specified, is added to the principal balance and adjusted cost of the investments and recorded as interest income.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest and the accretion of discounts and amortization of premiums.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Funds do not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain on investments and foreign currency in the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Offering Expenses

The Adviser or an affiliate of the Adviser agreed to pay all offering costs (other than sales loads) incurred in connection with the Funds' initial offering in excess of $0.04 and $0.05 per share for ARDC and ARMF, respectively. Offering costs incurred by the Funds were $686,000 and $260,000 for ARDC and ARMF, respectively, in connection with the Funds' Initial Public Offering and are reported on the Statements of Changes in Net Assets as an offset to Proceeds from sale of shares.

Dividends and Distributions

The Funds intend to make regular monthly cash distributions of all or a portion of their net investment income available to common shareholders. The Funds intend to pay common shareholders at least annually all or substantially all of their net investment income after the payment of interest owed with respect to notes or other forms of leverage utilized by the Funds. The Funds intend to pay any capital gains distributions at least annually.

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than another. Each Fund will make distributions only if authorized by its Board of Directors and declared by the Fund out of assets legally available for these distributions. Each Fund may pay a special distribution at the end of each calendar year. This distribution policy may, under certain circumstances, have certain adverse consequences to each Fund and its shareholders because it may result in a return of capital to shareholders, which would reduce the Fund's net asset value and, over time, potentially increase the Fund's expense ratios. If a Fund distributes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund's earned income or other profits. A Board may elect to change its Fund's distribution policy at any time.

Organizational Expenses

The Adviser or an affiliate of the Adviser paid all of the Funds' organizational expenses. As a result, organizational expenses of the Funds are not reflected in the Funds' financial statements.

Commitments

In the normal course of business, the Funds' investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Funds' custodian. These activities may expose the Funds to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

counterparties with whom it conducts business. Consistent with standard business practice, the Funds enter into contracts that contain a variety of indemnifications, and are engaged from time to time in various legal actions. The maximum exposure of the Funds under these arrangements and activities is unknown. However, the Funds expect the risk of material loss to be remote.

Income Taxes

The Funds intend to distribute all or substantially all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

The Funds may elect to incur an excise tax if it is deemed prudent by the Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the income earned up to December 31, 2013, a U.S. Federal excise tax of $138,871 and $26,970 was paid for ARDC and ARMF, respectively. In 2012, as the Fund was in its first year of operation, it was deemed prudent, for cash management purposes, for the Fund to pay the nominal excise tax.

As of April 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Funds file a U.S. federal income tax return annually after their fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(3) Investments

Fair Value Measurements

The Funds follow the provisions of Fair Value Measurements and Disclosures under U.S. generally accepted accounting principles ("U.S. GAAP"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines "fair value" as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a single broker quote or the Fund's own assumptions in determining the fair value of investments)

The fair value of the Funds' investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Funds' custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by each Fund's Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of collateralized loan obligations is estimated based on various valuation models of third party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The main inputs into the Adviser's valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

Ares Dynamic Credit Allocation Fund, Inc.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at fair value:

	Level 1— Quoted Prices ($)	Level 2— Other Significant Observable Inputs ($)	Level 3— Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	149,372,784	32,911,748	182,284,532
Corporate Bonds	—	197,745,688	—	197,745,688
Collateralized Loan Obligations/ Collateralized Debt Obligations	—	—	80,805,528	80,805,528
Total Investments	—	347,118,472	113,717,276	460,835,748

The following is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended April 30, 2014:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/13	24,888,248	5,003,397	77,524,340	107,415,985
Purchases(a)	12,040,055	480,937	1,127,813	13,648,805
Sales(b)	(12,490,731)	(2,385,041)	—	(14,875,772)
Realized gain/ (loss) and net change in unrealized appreciation/ (depreciation)	(19,838)	57,302	2,004,798	2,042,262
Accrued discounts/ (premiums)	26,956	(22,220)	148,577	153,313
Transfers in to Level 3	12,317,539	—	—	12,317,539
Transfers out of Level 3	(3,850,481)	(3,134,375)	—	(6,984,856)

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 4/30/14	32,911,748	—	80,805,528	113,717,276
Net change in unrealized appreciation/ (depreciation) from Investments held as of 4/30/14	59,625	—	2,004,798	2,064,423

(a) Purchases include paid-in-kind interest and securities received from restructure.

(b) Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of April 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund's Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets Investments in securities
Floating Rate Term Loans	32,911,748	Broker quotes and/or 3rd party pricing services	N/A	N/A
Collateralized Loan Obligation/ Collateralized Debt Obligation	80,805,528	Broker quotes and/or 3rd party pricing services	N/A	N/A
Total Level 3 Investments	113,717,276

Ares Multi-Strategy Credit Fund, Inc.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at fair value:

	Level 1— Quoted Prices ($)	Level 2— Other Significant Observable Inputs ($)	Level 3— Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	56,978,465	13,549,651	70,528,116
Corporate Bonds	—	73,911,743	—	73,911,743
	Level 1— Quoted Prices ($)	Level 2— Other Significant Observable Inputs ($)	Level 3— Significant Unobservable Inputs ($)	Total ($)
Collateralized Loan Obligations/ Collateralized Debt Obligations	—	—	28,532,530	28,532,530
Total Investments	—	130,890,208	42,082,181	172,972,389

The following is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended April 30, 2014:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/13	1,243,750	4,031,250	684,793	5,959,793
Purchases(a)	12,200,129	655,500	27,926,306	40,781,935
Sales(b)	(2,014,097)	(2,482,188)	(253,173)	(4,749,458)
Realized gain/ (loss) and net change in unrealized appreciation/ (depreciation)	119,637	(63,093)	114,508	171,052
Accrued discounts/ (premiums)	(2,155)	(16,469)	60,096	41,472
Transfers in to Level 3	2,002,387	—	—	2,002,387
Transfers out of Level 3	—	(2,125,000)	—	(2,125,000)
Balance as of 4/30/14	13,549,651	—	28,532,530	42,082,181
Net change in unrealized appreciation/ (depreciation) from Investments held as of 4/30/14	142,494	—	114,508	257,002

(a) Purchases include paid-in-kind interest and securities received from restructure.

(b) Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of April 30, 2014 maximized the use of observable

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund's Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets Investments in securities
Floating Rate Term Loans	13,549,651	Broker quotes and/or 3rd party pricing services	N/A	N/A
Collateralized Loan Obligation/ Collateralized Debt Obligation	28,532,530	Broker quotes and/or 3rd party pricing services	N/A	N/A
Total Level 3 Investments	42,082,181

(4) Common Stock

Common share transactions were as follows:

Ares Dynamic Credit Allocation Fund, Inc.

	Period Ended April 30, 2014
	Shares	Amount ($)
Common shares outstanding — beginning of period	17,166,012	327,189,457
Common shares outstanding — end of period	17,166,012	327,189,457

Ares Multi-Strategy Credit Fund, Inc.

	Period Ended April 30, 2014
	Shares	Amount ($)
Common shares outstanding — beginning of period	5,204,200	123,990,296
Common shares outstanding — end of period	5,204,200	123,990,296

(5) Credit Facility

On January 3, 2013, ARDC entered into a credit agreement with State Street Bank and Trust (the "Lender") in which the Lender agreed to make loans up to $150 million to the Fund under a revolving credit facility (the "Credit Facility") secured by certain assets of the Fund. Loans under the facility generally bear interest at the applicable LIBOR rate plus 1.15%. Unused portions of the credit facility will accrue a commitment fee equal to an annual rate of 0.15%. Upfront fees including related legal expenses incurred by the Fund in connection with the credit facility were deferred and are amortized on an effective yield method over a two-year period. These amounts are included in the Statements of Operations as

Amortization of debt issuance cost. The Fund entered into this credit agreement to have the ability, if necessary, to purchase investments.

On December 2, 2013, ARMF entered into a credit agreement with State Street Bank and Trust (the "Lender") in which the Lender agreed to make loans up to $62 million to the Fund under a revolving credit facility (the "Credit Facility") secured by certain assets of the Fund. Loans under the facility generally bear interest at the applicable LIBOR rate plus 1.10%. Unused portions of the credit facility will accrue a commitment fee equal to an annual rate of 0.15%. Upfront fees including related legal expenses incurred by the Fund in connection with the credit facility were deferred and are amortized on an effective yield method over a two-year period. These amounts are included in the Statements of Operations as Amortization of debt issuance cost. The Fund entered into this credit agreement to have the ability, if necessary, to purchase investments.

The weighted average outstanding daily balance of all loans during the period from November 1, 2013 to April 30, 2014 was approximately $141,327,036 and $43,797,172 with average borrowing costs of 1.39% and 1.29% for ARDC and ARMF, respectively. As of April 30, 2014, the amounts outstanding under this Credit Facility were $141,886,912 and $57,197,248 for ARDC and ARMF, respectively.

(6) Investment Advisory and Other Agreements

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser is an affiliate of Ares and leverages off of Ares' entire investment platform and benefits from the significant capital markets, trading and research expertise of all of Ares' investment professionals.

The Adviser provides certain investment advisory and administrative services to the Funds pursuant to separate investment advisory and management agreements with the Funds (each an "Investment Advisory Agreement"). Pursuant to its Investment Advisory Agreement, each Fund has agreed to pay the Adviser a management fee at an annual rate of 1.00% of the average daily value of the Funds' Managed Assets. For ARDC, "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness. For ARMF, "Managed Assets" means the total assets of the Fund (including any assets attributable to any shares of preferred stock that may be issued by the Fund or to money borrowed, including as a result of notes or other debt securities

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

that may be issued by the Fund) minus the sum of (i) accrued liabilities of the Fund (other than liabilities for money borrowed and principal on notes and other debt securities issued by the Fund), (ii) any accrued and unpaid interest on money borrowed and (iii) accumulated dividends on any outstanding shares of common stock and preferred stock issued by the Fund. The liquidation preference of any preferred stock issued by ARMF is not considered a liability for this calculation. In addition to Fund's advisory services, the Adviser or any of its affiliates provides certain administrative services, including accounting, legal, compliance, clerical or administrative services, to the Funds at the request of the Funds. For ARDC, the Adviser has the right to be reimbursed for such costs, provided that no such reimbursement shall be payable by the Funds in respect of costs of the Adviser or its affiliates incurred prior to November 1, 2014. For ARMF, the Adviser has contractually agreed until October 31, 2015 to not seek reimbursement from ARMF for costs of the Adviser and its affiliates for providing certain non-advisory services to ARMF. The contractual agreement may be terminated by the Adviser at any time upon 30 days' notice to ARMF. The total expenses incurred for the periods ended April 30, 2014 was $2,366,532 and $797,406 for ARDC and ARMF, respectively.

The Funds have engaged State Street Bank and Trust Company ("State Street") to serve as the Funds' administrator, custodian and transfer agent. Under the service agreements between State Street and the Funds, State Street will provide certain administrative services necessary for the operation of the Funds, including maintaining certain Fund books and records, providing accounting and tax services and preparing certain regulatory filings. State Street will also perform custodial, fund accounting and portfolio accounting services, as well as transfer agency and dividend paying services with respect to the common shares. The Funds will pay State Street for these services. The total expenses incurred for the periods ended April 30, 2014 was $182,977 and $84,841 for ARDC and ARMF, respectively.

The Funds have retained Destra Capital Investments LLC ("Destra") to provide investor support services in connection with the on-going operation of the Funds. Such services include providing ongoing contact with respect to the Funds and their performance with financial advisors that are representatives of broker-dealers and other financial intermediaries, communicating with the NYSE specialist for the Funds' common shares, and with the closed-end Fund analyst community regarding the Funds on a regular basis, and developing and maintaining a website for the Funds. The Funds will pay Destra 0.12% of Managed Assets for the first year of operation and 0.10% thereafter. The terms of this agreement shall be in effect for an initial period of two years and shall thereafter continue for successive one year periods. The total expenses incurred for the periods ended April 30, 2014 was $244,456 and $95,689 for ARDC and ARMF, respectively.

(7) Investment Transactions

For the period ended April 30, 2014, the cost of purchases and proceeds from sales of securities, excluding short obligations, were as follows:

	Cost of Investments Purchased	Proceeds from Investments Sold $$
Ares Dynamic Credit Allocation Fund, Inc.	249,169,942	262,300,002
Ares Multi-Strategy Credit Fund, Inc.	274,703,060	134,413,815

(8) Subsequent Events

Ares Dynamic Credit Allocation Fund, Inc.

The following common share distributions were declared on April 11, 2014:

Ex-Date: May 20, 2014
Record Date: May 22, 2014
Payable Date: May 30, 2014
Per Share Amount: $0.117

Ex-Date: June 17, 2014
Record Date: June 19, 2014
Payable Date: June 30, 2014
Per Share Amount: $0.117

Ares Multi-Strategy Credit Fund, Inc.

The following common share distributions were declared on April 11, 2014:

Ex-Date: May 20, 2014
Record Date: May 22, 2014
Payable Date: May 30, 2014
Per Share Amount: $0.1525

Ex-Date: June 17, 2014
Record Date: June 19, 2014
Payable Date: June 30, 2014
Per Share Amount: $0.1525

The Adviser has evaluated the possibility of subsequent events existing in the Funds' financial statements through the date when financial statements are available for issuance, and has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Additional Information

April 30, 2014 (Unaudited)

Proxy Information

The policies and procedures used to determine how to vote proxies relating to securities held by the Funds are available (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available on Form N-PX by August 31 of each year (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http://www.sec.gov.

Portfolio Information

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available (1) on the Funds' website located at http://www.aresdc.com; (2) on the SEC's website at http://www.sec.gov; or (3) for review and copying at the SEC's Public Reference Room (the "PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Additional Information (continued)

April 30, 2014 (Unaudited)

Dividend Reinvestment Plan

Unless a shareholder specifically elects to receive distributions in cash, distributions will automatically be reinvested in additional common shares of the Funds. A shareholder may elect to have the cash portion of dividends and distributions distributed in cash. To exercise this option, such shareholder must notify State Street, the plan administrator and the Funds' transfer agent and registrar, in writing or by telephone so that such notice is received by the plan administrator not less than 10 days prior to the record date fixed by the Board of Directors for the dividend or distribution involved. Participants who hold their common shares through a broker or other nominee and who wish to elect to receive any dividends and other distributions in cash must contact their broker or nominee. The plan administrator will set up an account for shares acquired pursuant to the plan for each shareholder that does not elect to receive distributions in cash (each a "Participant"). The plan administrator may hold each Participant's common shares, together with the other Participant's common shares, in non-certificated form in the plan administrator's name or that of its nominee. The shares are acquired by the plan administrator for a Participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Funds ("Newly Issued Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the NYSE or elsewhere. If, on the dividend payment date, the net asset value per share of the common shares is equal to or less than the market price per common share on the NYSE plus estimated brokerage commissions (such condition being referred to as "market premium"), the plan administrator will invest the dividend amount in Newly Issued Shares on behalf of the Participant. The number of Newly Issued Shares to be credited to the Participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share of the common shares on the date the shares are issued, unless the net asset value of the common shares is less than 95% of the then current market price per share on the NYSE, in which case the dollar amount of the dividend will be divided by 95% of the then current market price per common share on the NYSE. If on the dividend payment date the net asset value per share of the common shares is greater than the market price per common share on the NYSE (such condition being referred to as "market discount"), the plan administrator will invest the dividend amount in common shares acquired on behalf of the Participant in Open-Market Purchases.

The plan administrator's service fee, if any, and expenses for administering the plan will be paid for by the Funds. There will be no brokerage charges to shareholders with respect to common shares issued directly by the Funds as a result of dividends or distributions payable either in common shares or in cash. However, each Participant will pay a pro-rata share of brokerage commissions incurred with respect to the plan administrator's Open-Market Purchases in connection with the reinvestment of dividends and distributions.

Shareholders who elect to receive their distributions in cash are subject to the same federal, state and local tax consequences as shareholders who reinvest their distributions in additional common shares. A shareholder's basis for determining gain or loss upon the sale of shares acquired due to reinvestment of a distribution will generally be equal to the total dollar amount of the dividend payable to the shareholders. Any shares received due to reinvestment of a dividend will have a new holding period for tax purposes commencing on the day following the day on which the shares are credited to the U.S. shareholder's account.

Participants may terminate their accounts under the dividend reinvestment plan by writing to the plan administrator at State Street Bank and Trust Company, located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts, 02116 or by calling the plan administrator's hotline at (877) 272-8164. Such termination will be effective immediately if the Participant's notice is received by the plan administrator at least 10 days prior to any dividend or distribution record date for the payment of any dividend or distribution by the Fund; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Participants who hold their common shares through a broker or other nominee and who wish to terminate their account under the plan may do so by notifying their broker or nominee. The dividend reinvestment plan may be terminated by the Funds upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Funds. Additional information about the dividend reinvestment plan may be obtained by contacting the plan administrator by mail at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116 or by telephone at (877) 272-8164.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Additional Information (continued)

April 30, 2014 (Unaudited)

Investment Adviser

Ares Capital Management II LLC
2000 Avenue of the Stars, 12th Floor
Los Angeles CA 90067

Administrator Custodian and Transfer Agent

State Street Bank and Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

DRIP Administrator

State Street Bank and Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Investor Support Services

Destra Capital Investments LLC
901 Warrenville Road, Suite 15
Lisle, Illinois 60532

Independent Registered Public Accounting Firm

Ernst & Young LLP
725 South Figueroa Street
Los Angeles, CA 90017

Fund Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Shareholder Mailing Requests

Laurel Hill Advisory Group, LLC
2 Robbins Lane, Suite 201
Jericho, NY 11753
1-888-742-1305

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Additional Information (continued)

April 30, 2014 (Unaudited)

Privacy Notice

We are committed to maintaining the privacy of our shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, we will not receive any non-public personal information about shareholders of the common stock of the Funds, although certain of our shareholders' non-public information may become available to us. The non-public personal information that we may receive falls into the following categories:

•  Information we receive from shareholders, whether we receive it orally, in writing or electronically. This includes shareholders' communications to us concerning their investment;

•  Information about shareholders' transactions and history with us; or

•  Other general information that we may obtain about shareholders, such as demographic and contact information such as address.

We do not disclose any non-public personal information about shareholders, except:

•  to our affiliates (such as our investment adviser) and their employees that have a legitimate business need for the information;

•  to our service providers (such as our administrator, accountants, attorneys, custodians, transfer agent, underwriter and proxy solicitors) and their employees as is necessary to service shareholder accounts or otherwise provide the applicable service;

•  to comply with court orders, subpoenas, lawful discovery requests, or other legal or regulatory requirements; or

•  as allowed or required by applicable law or regulation.

When the Funds share non-public shareholder personal information referred to above, the information is made available for limited business purposes and under controlled circumstances designed to protect our shareholders' privacy. The Funds do not permit use of shareholder information for any non-business or marketing purpose, nor do the Funds permit third parties to rent, sell, trade or otherwise release or disclose information to any other party.

The Funds' service providers, such as their adviser, administrator, and transfer agent, are required to maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information; to prevent unauthorized access or use; and to dispose of such information when it is no longer required.

Personnel of affiliates may access shareholder information only for business purposes. The degree of access is based on the sensitivity of the information and on personnel need for the information to service a shareholder's account or comply with legal requirements.

If a shareholder ceases to be a shareholder, we will adhere to the privacy policies and practices as described above. We may choose to modify our privacy policies at any time. Before we do so, we will notify shareholders and provide a description of our privacy policy.

In the event of a corporate change in control resulting from, for example, a sale to, or merger with, another entity, or in the event of a sale of assets, we reserve the right to transfer your non-public personal information to the new party in control or the party acquiring assets.

Semi-Annual Report 2014

Ares Dynamic Credit Allocation Fund, Inc.
Ares Multi-Strategy Credit Fund, Inc.

Additional Information (continued)

April 30, 2014 (Unaudited)

Officers

Name	Title	Address
Seth J. Brufsky	President & Chief Executive Officer	Ares Management LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Daniel F. Nguyen	Chief Financial Officer	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Anthony S. Dell	Chief Compliance Officer and Anti-Money Laundering Officer	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Sunny Parmar	Treasurer	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Daniel J. Hall	General Counsel, Chief Legal Officer & Secretary	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Michael Weiner	Vice President & Assistant Secretary	Ares Management LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Keith Ashton	Vice President	Ares Management LLC 245 Park Avenue, 44th Floor New York, NY 10167
Ann Kono	Vice President	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Americo Cascella	Vice President	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
John Eanes	Vice President	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
John A. Leupp	Vice President	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Jeff M. Moore	Vice President	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067
Darryl L. Schall	Vice President	Ares Capital Management II LLC 2000 Avenue of the Stars, 12th Floor Los Angeles, CA 90067

Directors

Name
David A. Sachs (Chairman)
Seth J. Brufsky
Michael H. Diamond (Independent — Lead Independent Director)
Bruce H. Spector (Independent)
John J. Shaw (Independent)

Semi-Annual Report 2014

Item 2.  Code of Ethics.

Not applicable for this filing.

Item 3.  Audit Committee Financial Expert.

Not applicable for this filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6.  Schedule of Investments.

a.              Schedule of Investments is included as part of Item 1 of this Form N-CSR.

b.              Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Not applicable for this filing.

(a)(2)  Not applicable for this filing.

(a)(3)  Not applicable for this filing.

(a)(4)  Not applicable for this filing.

(b) There have been no changes to the registrant’s portfolio managers.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None in the reporting period.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors during the period covered by this Form N-CSR filing.

Item 11.  Controls and Procedures.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

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Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                  Not applicable for this filing.

(a)(2)                  The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)                  Not applicable for this filing.

(b)                                 The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer of Ares Dynamic Credit Allocation Fund, Inc.

Date:	July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer of Ares Dynamic Credit Allocation Fund, Inc.

Date:	July 1, 2014

By:	/s/ Daniel F. Nguyen
Daniel F. Nguyen
Chief Financial Officer of Ares Dynamic Credit Allocation Fund, Inc.

Date:	July 1, 2014

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